Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Schedule of Financial Debt Structure Detailed by Interest Rates Net of Hedging Derivative Instruments

	12-31-2021	12-31-2020
	%	%
Fixed interest rate	31%	38%